                              ING INVESTORS TRUST
                        ING LifeStyle Moderate Portfolio
                     ING LifeStyle Moderate Growth Portfolio
                         ING LifeStyle Growth Portfolio
                    ING LifeStyle Aggressive Growth Portfolio

                        Supplement Dated August 15, 2005
             to the Service 1 Class and Service 2 Class Prospectuses
                            Each Dated April 29, 2005

     ING Mercury Focus Value Portfolio ("Portfolio") has changed its name to ING Mercury Large Cap Value Portfolio and certain non-fundamental aspects of the investment strategy have changed to allow the Portfolio to invest in the equity securities of large-capitalization companies that have above-average earnings prospects. All references to "ING Mercury Focus Value Portfolio" are hereby deleted and replaced with "ING Mercury Large Cap Value Portfolio."

     The "Description of the Investment Objectives, Main Investments and Risks of the Underlying Funds" chart as it applies to the row describing the Portfolio found on page 20 of the Service 1 Class Prospectus and the Service 2 Class Prospectus is hereby deleted and replaced with the following. The chart (except as revised below) remains unchanged for the other underlying portfolios.

       INVESTMENT
   ADVISER/PORTFOLIO                                 INVESTMENT
        MANAGER              UNDERLYING FUND         OBJECTIVE          MAIN INVESTMENTS         MAIN RISKS
---------------------------------------------------------------------------------------------------------------
INVESTMENT ADVISER:       ING Mercury Large Cap   Long-term growth   Invests at least 80%     Borrowing and
Directed Services, Inc.   Value Portfolio         of capital.        of its assets in a       leverage risk,
                                                                     diversified portfolio    convertible
PORTFOLIO MANAGER:                                                   of equity securities     securities risk,
Mercury Advisors                                                     of large-capitalization  debt securities
                                                                     companies that are, at   risk, derivatives
                                                                     the time of purchase,    risk, foreign
                                                                     within the market-cap    investment risk,
                                                                     range of companies       income risk,
                                                                     included in the          interest rate
                                                                     Russell 1000(R) Value    risk, investment
                                                                     Index. May invest up     models risk,
                                                                     to 10% of its total      liquidity risk,
                                                                     assets in securities     manager risk,
                                                                     issued by foreign        market and
                                                                     issuers, including       company risk,
                                                                     American Depositary      securities
                                                                     Receipts ("ADRs").       lending risk,
                                                                     Will generally limit     undervalued
                                                                     its foreign securities   securities risk,
                                                                     investments to ADRs of   and value
                                                                     issuers in developed     investing risk.
                                                                     countries. May also
                                                                     invest in investment
                                                                     grade convertible
                                                                     securities, preferred
                                                                     stock, illiquid
                                                                     securities, U.S.
                                                                     government debt
                                                                     securities of any

                                                                     maturity, and
                                                                     derivatives for
                                                                     hedging purposes. May
                                                                     lend up to 33 1/3% of
                                                                     its total assets and
                                                                     invest un-invested
                                                                     cash in money market
                                                                     funds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                    ING INVESTORS TRUST
                             ING Mercury Focus Value Portfolio

                              Supplement dated August 15, 2005
              to the Institutional Class Prospectus, Service Class Prospectus,
                               and Service 2 Class Prospectus
                                 Each dated April 29, 2005

Effective August 15, 2005, the prospectuses are revised as follows:

1. ING Mercury Focus Value Portfolio ("Portfolio") has changed its name to ING Mercury Large Cap Value Portfolio to allow the Portfolio to invest in the equity securities of large-capitalization companies that have above-average earnings prospects. All references to ING Mercury Focus Value Portfolio are hereby deleted and replaced with ING Mercury Large Cap Value Portfolio.

2. Certain non-fundamental aspects of the investment strategy have changed to allow the Portfolio to invest in the equity securities of large-capitalization companies that have above-average earnings prospects. The section entitled "Principal Investment Strategy" on page 35 of the Institutional Class Prospectus and page 34 of the Service Class Prospectus and the Service 2 Class Prospectus is deleted in its entirety and replaced with the following:

          PRINCIPAL INVESTMENT STRATEGY

          The Portfolio invests at least 80% of its assets in a diversified portfolio of equity securities of large-capitalization companies. The Portfolio will provide shareholders with at least 60 days' prior notice of any change in this investment policy.

          The Portfolio will invest in securities that the Portfolio Manager determines are undervalued.

          The Portfolio Manager selects for investment by the Portfolio equity securities of large-capitalization companies that are, at the time of purchase, within the market-cap range of companies included in the Russell 1000(R) Index. Using a multi-factor quantitative model, the Portfolio seeks to outperform the Russell 1000(R) Value Index by investing in equity securities that the Portfolio Manager believes are selling at below normal valuations. The Russell 1000(R) Value Index (which consists of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values) is a subset of the Russell 1000(R) Index.

          In selecting securities for the Portfolio from its benchmark universe, the Portfolio Manager uses a proprietary quantitative model that employs three filters in its initial screens: earnings momentum, earnings surprise and valuation. The Portfolio Manager looks for strong relative earnings growth, preferring internal growth and unit growth to growth resulting from a company's pricing structure. A company's stock price relative to its earnings and book value is also examined - if the Portfolio Manager believes a company is overvalued, it will not be considered for investment by the Portfolio. After the initial screening is done, the Portfolio Manager relies on fundamental analysis, using both internal and external research to optimize its quantitative model to choose companies the Portfolio Manager believes have strong, sustainable growth with current momentum at attractive price valuations.

          Because the Portfolio generally will not hold all the stocks in the index, and because the Portfolio's investments may be allocated in amounts that vary from the proportional weightings of the various stocks in that index, the Portfolio is not an "index" fund. In seeking to outperform its benchmark, however, the Portfolio Manager reviews potential investments using certain criteria based on the securities in the index. These criteria currently include the following:

               -  relative price-to-earnings and price-to-book ratios;
               -  stability and quality of earnings momentum and growth;
               - weighted median market capitalization of the Portfolio's investment portfolio;
               - allocation among the economic sectors of the Portfolio's investment portfolio as compared to the index; and
               -  weighted individual stocks within the index.

          The Portfolio may invest up to 10% of its total assets in securities issued by foreign issuers, including securities of foreign issuers that are represented by American Depositary Receipts ("ADRs"). Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are considered "foreign securities." The Portfolio anticipates that it would generally limit its foreign securities investments to ADRs of issuers in developed countries.

          The Portfolio may invest in investment grade convertible securities, preferred stock, illiquid securities and U.S. government debt securities. There are no restrictions on the maturity of the debt securities in which the Portfolio may invest. The Portfolio may also invest in derivatives for hedging purposes. The Portfolio may purchase or sell securities that it is entitled to receive on a when-issued basis. The Portfolio may also purchase or sell securities on a delayed delivery basis or through a forward commitment.

          The Portfolio may also lend its portfolio securities (up to 33 1/3%) and invest uninvested cash balances in money market funds.

3. The list of principal risks of investing in the Portfolio found under the first paragraph of the section entitled "Principal Risks" on page 36 of the Institutional Class Prospectus and page 35 of the Service Class Prospectus and Service 2 Class Prospectus is deleted in its entirety and replaced with the following:

                           BORROWING AND LEVERAGE RISK
                           CONVERTIBLE SECURITIES RISK
                              DEBT SECURITIES RISK
                                DERIVATIVES RISK
                             FOREIGN INVESTMENT RISK
                                   INCOME RISK
                               INTEREST RATE RISK
                             INVESTMENT MODELS RISK
                                 LIQUIDITY RISK
                                  MANAGER RISK
                             MARKET AND COMPANY RISK
                             SECURITIES LENDING RISK
                           UNDERVALUED SECURITIES RISK
                              VALUE INVESTING RISK

4. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the section entitled "Performance" on page 37 of the Institutional Class Prospectus is deleted in its entirety and replaced with the following:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to the Russell 1000(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. Stocks. The Russell 1000(R) Value Index more closely tracks the types of securities in which the Portfolio invests than the S&P 500 Index. It is not possible to invest directly in either of the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1)

                                               1 YEAR   05/01/02
                                                        (INCEPTION)
          Class S Return                       11.52%      8.27%
          Russell 1000(R) Value Index          16.49%      9.47%
          S&P 500 Index                        10.88%      6.40%

          (1) Class I shares commenced operations May 18, 2004 and therefore do not have a full calendar year of performance for 2004. The bar chart and performance table above is as of December 31 for each year or period and reflect the returns of the Portfolio's Class S shares, which commenced operations May 1, 2002. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent that Class S and Class I have different expenses.

5. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the section entitled "Performance" on page 36 of the Service Class Prospectus is deleted in its entirety and replaced with the following:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. Stocks. The Russell 1000(R) Value Index more closely tracks the types of securities in which the Portfolio invests than the S&P 500 Index. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1)

                                               1 YEAR    05/01/02
                                                         (INCEPTION)
          Class S Return                       11.52%      8.27%
          Russell 1000(R) Value Index          16.49%      9.47%
          S&P 500 Index                        10.88%      6.40%

          (1) The performance information presented above is as of December 31 for each year or period

6. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the section entitled "Performance" on page 36 of the Service 2 Class Prospectus is deleted in its entirety and replaced with the following:

          The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Russell 1000(R) Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The S&P 500 Index is a widely recognized, unmanaged index consisting of 500 U.S. Stocks. The Russell 1000(R) Value Index more closely tracks the types of securities in which the Portfolio invests than the S&P 500 Index. It is not possible to invest directly in the indices.

                      AVERAGE ANNUAL TOTAL RETURNS (1)

                                               1 YEAR     09/09/02
                                                          (INCEPTION)
          Service 2 Return                     11.41%      19.21%
          Russell 1000(R) Value Index(2)       16.49%      18.97%
          S&P 500 Index                        10.88%      14.77%

          (1) The performance information presented above is as of December 31 for each year or period.
          (2) Index return is for the period beginning September 1, 2002

7. Robert J. Martorelli and Kevin Rendino are no longer associated with the management of the Portfolio and have been replaced by Robert C. Doll as portfolio manager. Therefore, the third paragraph under the section entitled "More on the Portfolio Manager" on page 38 of the Institutional Class Prospectus and page 36 of the Service Class Prospectus and the Service 2 Class Prospectus is hereby deleted in its entirety and replaced with the following:

          The following individual is primarily responsible for the management of the Portfolio:

          NAME             POSITION AND RECENT BUSINESS EXPERIENCE
          ----             ---------------------------------------
          Robert C. Doll   Robert C. Doll, Jr., has been responsible for the
                           day-to-day management of the Portfolio since August
                           2005 and has been President of Mercury Advisors since
                           2001. He was Co-Head (Americas Region) of Mercury
                           Advisors from 1999 to 2000. Prior to joining Mercury
                           Advisors, he was Chief Investment Officer of
                           OppenheimerFunds, Inc. in 1999 and an Executive Vice
                           President thereof from 1991 to 1999.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                        ING Mercury Focus Value Portfolio

                        Supplement dated August 15, 2005
         to the Institutional Class, Service Class, and Service 2 Class
                   Statement of Additional Information ("SAI")
                              Dated April 29, 2005

Effective August 15, 2005, the SAI is revised as follows:

1. ING Mercury Focus Value Portfolio has changed its name to ING Mercury Large Cap Value Portfolio. All references to ING Mercury Focus Value Portfolio are hereby deleted and replaced with reference to ING Mercury Large Cap Value Portfolio.

2. The sub-section entitled "ING MERCURY FOCUS VALUE PORTFOLIO - OTHER MANAGED ACCOUNTS" under the section entitled "Portfolio Manager Ownership of Securities" on page 166 of the SAI is hereby deleted in its entirety and replaced with the following:

OTHER MANAGED ACCOUNTS

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of December 31, 2004.

                 REGISTERED INVESTMENT             OTHER POOLED INVESTMENT
                 COMPANIES                         VEHICLES                                 OTHER ACCTS
                 ------------------------------------------------------------------------------------------------
                 NUMBER                            NUMBER                            NUMBER
PORTFOLIO        OF                                OF                                OF
MANAGER          ACCOUNTS       TOTAL ASSETS       ACCOUNTS      TOTAL ASSETS        ACCOUNTS      TOTAL ASSETS
-----------------------------------------------------------------------------------------------------------------
Robert C. Doll      15          $ 7,404,677,804       2           $ 2,830,093,538       2          $ 130,556,552

None of the accounts managed are subject to performance fees.

3. The sub-section entitled "ING MERCURY FOCUS VALUE PORTFOLIO - PORTFOLIO MANAGER OWNERSHIP OF SECURITIES" under the section entitled "Portfolio Manager Ownership of Securities" on page 168 of the SAI is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of December 31, 2004, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                             DOLLAR RANGE OF
PORTFOLIO MANAGER            FUND SHARES OWNED
-----------------            -----------------
Robert C. Doll               None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE